Mortgage Loans Held for Sale	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Mortgage Loans Held for Sale

6. Mortgage Loans Held for Sale

The following summarizes mortgage loans held for sale at fair value at June 30, 2013:

Conventional	$250,201
Governmental	167,799

Total mortgage loans held for sale, at fair value	$418,000

Under certain of the Company’s mortgage funding arrangements, the Company is required to pledge mortgage loans as collateral to secure borrowings. The mortgage loans pledged as collateral must equal at least 100% of the related outstanding borrowings under the mortgage funding arrangements. The outstanding borrowings are monitored and the Company is required to deliver additional collateral if the amount of the outstanding borrowings exceeds the fair value of the pledged mortgage loans. At June 30, 2013 the Company had pledged approximately $347,090 in fair value of mortgage loans held for sale as collateral to secure debt under its mortgage funding arrangements, with the remaining $70,910 of mortgage loans held for sale funded with the Company’s excess cash. The mortgage loans held as collateral by the respective lenders are restricted solely to satisfy the Company’s borrowings under those mortgage funding arrangements. Refer to Note 12 “Debt” for additional information related to the Company’s borrowings as of June 30, 2013.

6. Mortgage Loans Held for Sale

The following summarizes mortgage loans held for sale at fair value as of September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Conventional	$312,688	$110,493
Governmental	204,756	108,131
Non-agency jumbo	1,414	—

Total mortgage loans held for sale, at fair value	$518,858	$218,624

Under certain of the Company’s mortgage funding arrangements (including secured borrowings and warehouse lines of credit), the Company is required to pledge mortgage loans as collateral to secure borrowings. The mortgage loans pledged as collateral must equal at least 100% of the related outstanding borrowings under the mortgage funding arrangements. The outstanding borrowings are monitored and the Company is required to deliver additional collateral if the amount of the outstanding borrowings exceeds the fair value of the pledged mortgage loans. As of September 30, 2013, the Company had pledged $496,622 in fair value of mortgage loans held for sale as collateral to secure debt under its mortgage funding arrangements, with the remaining $22,236 of mortgage loans held for sale funded with the Company’s excess cash. As of December 31, 2012, the Company had pledged $218,624 in fair value of mortgage loans held for sale as collateral to secure debt under its mortgage funding arrangements. The mortgage loans held as collateral by the respective lenders are restricted solely to satisfy the Company’s borrowings under those mortgage funding arrangements. Refer to Note 10 “Debt” for additional information related to the Company’s outstanding borrowings as of September 30, 2013 and December 31, 2012.

C. MORTGAGE LOANS HELD FOR SALE, AT FAIR VALUE

The following summarizes mortgage loans held for sale at fair value at December 31:

	2012	2011
Conventional	$110,492,545	$27,748,435
Governmental	108,131,406	33,980,399

	$218,623,951	$61,728,834

At December 31, 2012 and 2011, the Company had pledged approximately $218 million and $61 million, respectively, in fair value of mortgage loans held for sale to secure mortgage funding arrangements.